CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Statement [Abstract]
Interest received	$ 8.2	$ 12.6
(Increase) decrease in restricted cash	4.9	0.8
Capital expenditures for exploration and evaluation assets	(8.1)	(0.5)
(Acquisition)/Disposal of marketable securities	12.5	7.0
Securitization of VAT into Government of Burkina Faso Bonds	(25.5)	0.0
Settlement of Yatela Sale	(18.2)	0.0
Proceeds from sale of royalties	11.9	0.0
Other	(5.1)	(1.4)
Other investing activities	$ (19.4)	$ 18.5